Trade and other receivables - Forced payments of tax debts that are in litigation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 661,011	$ 671,707
Other receivables
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	649,000	659,563
Buenaventura | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	32,002	32,459
Buenaventura | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	19,176	19,451
Buenaventura | Payment of the tax liability debt imputed by SUNAT in the IGV inspection process
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,262	1,280
Buenaventura | Payment of Tax Debt Year 2010
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	94,915	96,273
Buenaventura | Payment of Tax Debt Year 2009
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	51,463	52,199
Buenaventura | Payment in claim to SUNAT for the year 2018
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,844	3,306
Buenaventura | Payment of Tax Debt Year 2017
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,456	2,490
Buenaventura | SUNAT Seizure For Payment On Account On Income Tax
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	5,101	5,174
Buenaventura | Payment of part of the tax debt for fiscal year 2010
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	479	486
Buenaventura | Payment in claim to the Tax Administration
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	632,747	642,324
Buenaventura | Other claims
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,688	2,832
Buenaventura | Payment of Tax Debt Year 2007-2008
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	420,361	426,374
Rio Seco
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,919	3,856
Rio Seco | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	77	4
Rio Seco | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	613	620
Rio Seco | Forced payment of part of the VAT tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,229	3,232
Empresa de Generacin Huanza S.A | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,621	1,644
El Brocal
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	7,017	7,662
El Brocal | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	834	1,314
El Brocal | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	5,993	6,079
El Brocal | Payment of the fine for the benefit of reducing the fine
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	190	269
Consorcio Energtico de Huancavelica S.A.
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	14	0
Consorcio Energtico de Huancavelica S.A. | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	14	0
Minera La Zanja S.R.L
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,682	3,738
Minera La Zanja S.R.L | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,384	2,418
Minera La Zanja S.R.L | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	814	826
Minera La Zanja S.R.L | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	484	494
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	0	339
S.M.R.L. Chaupiloma Dos de Cajamarca | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 0	$ 339